PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

6.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consists of the following (in thousands):

	December 31,
	2022	2021
Plant, machinery and equipment	$34,482	$34,149
Furniture and fixtures	774	708
Leasehold improvements	2,712	2,676
	37,968	37,533
Accumulated depreciation	(30,617)	(29,792)
Total Property, plant and equipment, net	$7,351	$7,741

Depreciation expense totalled approximately $3.6 million and $3.1 million for the years ended December 31, 2022 and 2021, respectively.